Long-Term Debt - Narrative (Details)								3 Months Ended	12 Months Ended
	Dec. 18, 2019	Sep. 19, 2019 television_station	Jul. 26, 2019 USD ($)	May 01, 2019 USD ($) television_station	Apr. 04, 2018	Oct. 02, 2017 USD ($)	Apr. 28, 2017 USD ($)	Jun. 30, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Debt Instrument [Line Items]
Long-term debt									$ 1,952,522,000	$ 696,250,000
Senior 5.125% Unsecured Notes, Due 2025 | Senior unsecured notes
Debt Instrument [Line Items]
Debt issued							$ 400,000,000
Debt stated rate							5.125%
Debt issuance price as percentage of par							100.00%
Debt issuance costs							$ 7,000,000.0
Long-term debt									400,000,000	400,000,000
Senior 5.125% Unsecured Notes, Due 2025 | Senior unsecured notes | Redemption, Period One
Debt Instrument [Line Items]
Debt redemption price							100.00%
Senior 5.125% Unsecured Notes, Due 2025 | Senior unsecured notes | Redemption, Period Two
Debt Instrument [Line Items]
Percentage of principal amount redeemed							40.00%
Term Loan B, Maturing 2020
Debt Instrument [Line Items]
Write off of deferred financing costs								$ 2,400,000
Senior Unsecured Notes, Due 2027 | Senior unsecured notes
Debt Instrument [Line Items]
Long-term debt									$ 500,000,000	$ 0
Senior Unsecured Notes, Due 2027 | Senior Notes
Debt Instrument [Line Items]
Debt issued			$ 500,000,000
Debt stated rate			5.875%
Debt issuance price as percentage of par			100.00%
Percentage of principal amount redeemed			40.00%
Debt issuance costs			$ 10,700,000
Senior Unsecured Notes, Due 2027 | Senior Notes | Redemption, Period One
Debt Instrument [Line Items]
Debt redemption price			105.875%
Senior Unsecured Notes, Due 2027 | Senior Notes | Redemption, Period Two
Debt Instrument [Line Items]
Debt redemption price			100.00%
Term Loan B, Maturing 2024
Debt Instrument [Line Items]
Debt issued						$ 300,000,000
Interest rate reduction					25.00%
Net leverage ratio requirement						2.75
Annual principal payment						$ 3,000,000
Variable interest rate									3.80%	4.34%
Weighted average interest rate									3.88%	4.30%
Long-term debt									$ 293,250,000	$ 296,250,000
Term Loan B, Maturing 2024 | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
LIBOR plus margin range						2.00%
Term Loan B, Maturing 2024 | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
LIBOR plus margin range						1.75%
Term Loan B-1, Maturing 2026
Debt Instrument [Line Items]
Debt issuance costs				$ 23,000,000.0
Interest rate reduction				25.00%
Annual principal payment				$ 7,600,000
Variable interest rate									4.30%
Weighted average interest rate									4.56%
Long-term debt									$ 759,272,000	0
Term Loan B-1, Maturing 2026 | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
LIBOR plus margin range	2.50%			2.75%
Amended and restated revolving credit facility | Variable rate credit facility
Debt Instrument [Line Items]
Net leverage ratio requirement									5.5
Weighted average interest rate									4.18%
Revolving credit and term loan agreement							$ 210,000,000
Long-term debt									$ 0	0
Amended and restated revolving credit facility | Variable rate credit facility | Minimum
Debt Instrument [Line Items]
Percentage of commitment fees of total unused commitment under revolving credit facility									0.30%
Amended and restated revolving credit facility | Variable rate credit facility | Minimum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
LIBOR plus margin range							1.75%
Amended and restated revolving credit facility | Variable rate credit facility | Maximum
Debt Instrument [Line Items]
Percentage of commitment fees of total unused commitment under revolving credit facility									0.50%
Amended and restated revolving credit facility | Variable rate credit facility | Maximum | London Interbank Offered Rate (LIBOR)
Debt Instrument [Line Items]
LIBOR plus margin range							2.50%
Amended and restated revolving credit facility | Letter of Credit [Member]
Debt Instrument [Line Items]
Outstanding letter of credits									$ 6,000,000.0	$ 100,000
Cordillera Communications, LLC And Nexstar Media Group, Inc. | Term Loan B-1, Maturing 2026
Debt Instrument [Line Items]
Debt issued				$ 765,000,000
Cordillera Communications, LLC
Debt Instrument [Line Items]
Number of television stations acquired | television_station				15
Cordillera Communications, LLC | Term Loan B-1, Maturing 2026
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 525,000,000
Nexstar Media Group, Inc.
Debt Instrument [Line Items]
Number of television stations acquired | television_station		8
Nexstar Media Group, Inc. | Senior Unsecured Notes, Due 2027 | Senior Notes
Debt Instrument [Line Items]
Proceeds from issuance of debt			$ 500,000,000
Nexstar Media Group, Inc. | Term Loan B-1, Maturing 2026
Debt Instrument [Line Items]
Proceeds from issuance of debt				$ 240,000,000